UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2, 0.81%, 3/25/35 (a)	$1,220	$1,218,130
Motor 2012 PLC, Series 12A, Class A1C, 1.29%, 2/25/20 (b)	220	220,263
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 0.83%, 1/25/35	1,658	1,489,738
Series 2005-OP2, Class M1, 0.58%, 10/25/35	1,025	880,760

Total Asset-Backed Securities — 2.8%		3,808,891

Corporate Bonds

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc., 2.50%, 9/15/16	3,000	3,106,410

Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15	295	313,195
5.05%, 12/15/16	50	54,384
6.00%, 3/15/18	60	66,724

		434,303

Total Corporate Bonds — 2.6%		3,540,713

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.1%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 2.84%, 11/25/33 (a)	168	168,723
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.89%, 11/25/34 (a)	243	241,472
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.42%, 10/25/35 (a)	1,252	1,108,063

		1,518,258

Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	341	85,524

Total Non-Agency Mortgage-Backed Securities — 1.2%		1,603,782

Preferred Securities

Capital Trusts	Par (000)	Value

Diversified Financial Services — 0.4%
ZFS Finance (USA) Trust V, 6.50%, 5/09/37 (b)	$504	$540,540

Electric Utilities — 1.5%
PPL Capital Funding, Inc., 6.70%, 3/30/67	2,000	2,010,000

Total Capital Trusts — 1.9%		2,550,540

Trust Preferred — 1.5%	Shares

Capital Markets — 1.5%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	1,977,567

Total Preferred Securities — 3.4%		4,528,107

U.S. Government Sponsored Agency Securities	Par (000)

Agency Obligations — 3.0%
Federal Farm Credit Bank, 4.55%, 6/08/20	$3,500	3,974,866

Collateralized Mortgage Obligations — 9.6%
Ginnie Mae Mortgage-Backed Securities, Class C (a):
Series 2005-87, 5.06%, 9/16/34	2,230	2,277,723
Series 2006-3, 5.24%, 4/16/39	10,000	10,655,930

		12,933,653

Interest Only Collateralized Mortgage Obligations — 2.4%
Fannie Mae Mortgage-Backed Securities:
Series 2012-47, Class NI, 4.50%, 4/25/42	2,369	508,123
Series 2012-96, Class DI, 4.00%, 2/25/27	2,917	347,693
Series 2012-M9, Class X1, 4.08%, 12/25/17 (a)	5,510	673,480
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 0.68%, 5/16/46	1,451	80,578

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (a) (concluded):
Series 2009-116, Class KS, 6.32%, 12/16/39	$1,055	$156,940
Series 2009-78, Class SD, 6.04%, 9/20/32	2,434	446,823
Series 2011-52, Class NS, 6.52%, 4/16/41	6,615	1,007,869

		3,221,506

Mortgage-Backed Securities — 64.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	8,362	8,364,368
3.00%, 6/01/42 - 4/01/43	8,498	8,212,794
3.50%, 8/01/26 - 6/01/42	13,554	14,001,668
4.00%, 4/01/24 - 2/01/41	18,083	18,873,010
4.50%, 4/01/39 - 8/01/40	12,006	12,868,518
5.00%, 11/01/33 - 2/01/40	7,359	8,062,794
5.50%, 10/01/23 - 5/01/44 (c)	12,825	14,199,630
6.00%, 2/01/36 - 3/01/38	1,366	1,519,984
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	278	296,149
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	13	14,040

		86,412,955

Total U.S. Government Sponsored Agency Securities — 79.1%		106,542,980

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.63%, 2/15/27	2,000	2,787,188
5.38%, 2/15/31	2,000	2,558,438
3.88%, 8/15/40 (d)	12,000	12,791,256
4.38%, 5/15/41 (d)	10,000	11,559,380
3.75%, 8/15/41 (d)	10,000	10,418,750
U.S. Treasury Notes:
0.38%, 11/15/15 (d)	5,900	5,908,986
0.75%, 3/15/17 (d)	3,000	2,988,750
0.75%, 6/30/17	4,000	3,962,500
1.38%, 6/30/18	3,000	2,985,936
3.13%, 5/15/21 (d)	10,000	10,532,810

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes (concluded):
1.75%, 5/15/22 (d)	$2,000	$1,887,188

Total U.S. Treasury Obligations — 50.8%		68,381,182

Total Long-Term Investments (Cost — $186,345,944) — 139.9%		188,405.655

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	4,637,316	4,637,316

Total Short-Term Securities (Cost — $4,637,316) — 3.4%		4,637,316

Total Investments Before TBA Sale Commitments and Options Written (Cost — $190,983,260*) — 143.3%		193,042,971

TBA Sale Commitments (c)	Par (000)

Fannie Mae Mortgage-Backed Securities 5.50%, 4/01/41-5/01/41	$12,200	(13,463,367)

Total TBA Sale Commitments (Proceeds — $13,441,203) — (10.0)%		(13,463,367)

Options Written (Premiums Received — $387,000) — (0.2)%		(300,011)

Total Investments, Net of TBA Sale Commitments and Options Written — 133.1%		179,279,593
Liabilities in Excess of Other Assets — (33.1)%		(44,556,591)

Net Assets — 100.0%		$134,723,002

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$190,983,122

Gross unrealized appreciation		$4,937,929
Gross unrealized depreciation		(2,850,985)

Net unrealized appreciation		$2,086,944

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2014	2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Depreciation

Credit Suisse Securities (USA) LLC	$(3,312,773)	$(4,805)
JPMorgan Securities, Inc	$(3,414,621)	$(7,590)

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,984,792	652,386	4,637,178	$281

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

EUR	Euro
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
USD	US Dollar

•	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.10%	12/11/13	Open	$6,630,000	$6,631,125
Credit Suisse Securities (USA) LLC	0.10%	3/03/13	Open	10,400,000	10,400,653
Credit Suisse Securities (USA) LLC	0.10%	3/03/13	Open	12,765,000	12,765,801
Deutsche Bank Securities, Inc.	0.10%	4/02/13	Open	4,030,000	4,033,093
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	4/25/13	Open	11,500,000	11,505,671
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	4/25/13	Open	2,047,500	2,048,748
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	9/18/13	Open	5,892,625	5,892,884
Total				$53,265,125	$53,277,975

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

2	10-Year U.S. Treasury Note	Bank of America Securities LLC	June 2014	$247,000	$(1,640)
105	90 Day Euro Future	Bank of America Securities LLC	December 2017	25,427,062	(2,377)
37	90 Day Euro Future	Bank of America Securities LLC	December 2018	8,906,363	(3,239)

Total					$(7,256)

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	54,385	EUR	40,000	Barclays Bank PLC	4/22/14	$(718)

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Floating Rate Index	Notional Amount (000)	Market Value

2-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	0.57%	Pay	4/28/14	3-Month LIBOR	$ 37,500	$(23,826)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	1.80%	Pay	4/28/14	3-Month LIBOR	37,500	(95,186)
10-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	2.81%	Pay	4/28/14	3-Month LIBOR	22,500	(87,292)
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.50%	Pay	4/28/14	3-Month LIBOR	11,300	(93,707)
Total								$(300,011)

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:
Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.29%[1]	3-Month LIBOR	Chicago Mercantile Exchange	5/30/23	$880	$33,051

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
5.96%[1]	3-Month LIBOR	Deutsche Bank AG	12/27/37	$23,900	$ (10,089,967)	—	$(10,089,967)
[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2014	4

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$3,808,891	—	$3,808,891
Corporate Bonds	—	3,540,713	—	3,540,713
Non-Agency Mortgage-Backed Securities	—	1,603,782	—	1,603,782
Preferred Securities	1,977,567	2,550,540	—	4,528,107
U.S. Government Sponsored Agency Securities	—	106,542,980	—	106,542,980
U.S. Treasury Obligations	—	68,381,182	—	68,381,182
Short-Term Securities:
Short-Term Investment Fund	4,637,316	—	—	4,637,316
Liabilities:
Investments:
TBA Sale Commitments	—	$(13,463,367)	—	$(13,463,367)

Total	$6,614,883	$172,964,721	—	$179,579,604

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	—	$33,051	—	$33,051
Liabilities:
Foreign currency exchange contracts	—	(718)	—	(718)
Interest rate contracts	$(7,256)	(10,389,978)	—	(10,397,234)

Total	$(7,256)	$(10,357,645)	—	$(10,364,901)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value.	$758	—	—	$758
Cash pledged for centrally cleared swaps	35,000	—	—	35,000
Cash pledged as collateral for OTC swaps	10,540,000	—	—	10,540,000
Cash pledged as collateral for reverse repurchase agreements	1,075,000	—	—	1,075,000
Cash pledged for financial futures contracts	109,000	—	—	109,000
Liabilities:
Reverse repurchase agreement	—	$(53,277,975)	—	(53,277,975)
Total	$11,759,758	$(53,277,975)	—	$(41,518,217)

As of December 31, 2013, the Fund used other observable inputs in determining the value of certain equity securities. As of March 31, 2014, the Fund valued the same securities using unadjusted price quotations from an exchange. As a result, investments with a beginning of period value of $1,878,008 transferred from Level 2 to Level 1 in the disclosure hierarchy.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2014	6

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2014